INCOME TAXES (Detail Textuals) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013
Income Tax [Line Items]
Federal income tax expense due to the alternative minimum tax		$ 20,000
Federal income tax expense due to correction of an overstated Federal income tax receivable	$ 73,760		$ 73,760
Federal income tax rate		34.00%
Deferred tax asset valuation allowance	4,856,546	$ 4,081,718	4,856,546	$ 1,700,000	$ 1,748,285	$ 1,600,000
Operating Loss Carryforwards	3,456,274	2,783,762	3,456,274
Bank 34
Income Tax [Line Items]
Deferred tax asset valuation allowance		$ 5,000,000
Operating Loss Carryforwards	$ 11,000,000		$ 11,000,000
Operating Loss Carryforwards Expiration Year		2031	2027
Acquired losses			$ 250,000
Federal
Income Tax [Line Items]
Operating Loss Carryforwards		$ 7,600,000